RELATED PARTY TRANSACTIONS - Founder Shares (Details)			2 Months Ended	11 Months Ended
	Jul. 01, 2020 D $ / shares shares	Feb. 26, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000	$ 25,000
Class B common stock
Related Party Transaction [Line Items]
Number of shares issued			6,900,000
Aggregate purchase price | $			$ 690
Founder Shares | Sponsor | Class B common stock
Related Party Transaction [Line Items]
Number of shares issued		5,750,000
Aggregate purchase price | $		$ 25,000
Share dividend	1,150,000
Aggregate number of shares owned	6,900,000
Shares subject to forfeiture	900,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days